Financial Instruments and Risk Management (Financial Assets and Liabilities Measured at Fair Value) (Details) - Level 2 [Member] - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap asset	$ 0.2	$ 0.6
Interest rate swap liability	3.9	0.0
Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts asset	6.7	8.6
Foreign exchange contract non hedge [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts asset	0.5	0.0
Foreign exchange contracts liability	$ 0.1	$ 0.0